EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE
The computation of basic earnings per share (“EPS”) is based on the weighted average number of shares outstanding during the period. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Six months ended		Year ended
(in thousands of $)	June 30, 2019	June 30, 2018	December 31, 2018
Basic earnings per share:
Net income available to stockholders	61,713	40,421	73,622
Diluted earnings per share:
Net income available to stockholders	61,713	40,421	73,622
Interest and other expenses attributable to convertible bonds	11,319	261	123
Net income assuming dilution	73,032	40,682	73,745

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Six months ended		Year ended
(in thousands)	June 30, 2019	June 30, 2018	December 31, 2018
Basic earnings per share:
Weighted average number of common shares outstanding	107,608	104,160	105,898
Diluted earnings per share:
Weighted average number of common shares outstanding*	107,608	104,160	105,898
Effect of dilutive share options	50	62	59
Effect of dilutive convertible bonds	21,677	818	1,649
Weighted average number of common shares outstanding assuming dilution	129,335	105,040	107,606

	Six months ended		Year ended
	June 30, 2019	June 30, 2018	December 31, 2018
Basic earnings per share:	$0.57	$0.39	$0.70
Diluted earnings per share:	$0.56	$0.39	$0.69

*The weighted average number of common shares outstanding excludes 8,000,000 shares issued as part of a share lending arrangement relating to the Company's issuance of 5.75% senior unsecured convertible bonds in October 2016. It also excludes 3,765,842 shares issued as of June 30, 2019 from up to 7,000,000 shares issuable under a share lending arrangement relating to the Company's issuance of 4.875% senior unsecured convertible bonds in April and May 2018. These lent shares are owned by the Company and will be returned on or before maturity of the bonds in 2021 and 2023, respectively.

In February 2018, the Company redeemed the full outstanding amount under the 3.25% senior unsecured convertible bonds due
2018. The remaining outstanding principal amount of $63.2 million was paid in cash, and the premium settled in common shares with the issue of 651,365 new shares.

As of June 30, 2019, the 4.875% senior unsecured convertible bonds issued in April and May 2018 and the 5.75% senior unsecured convertible bonds issued in October 2016 were dilutive.